Investment Strategy - YieldMax(R) Top Ten ETFs	Feb. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. It is a “fund of funds,” meaning that it principally invests its assets in the shares of other ETFs, rather than in the securities of individual companies. The Fund’s portfolio will be primarily composed of ten YieldMax® ETFs (the “Top 10 ETFs”), which are ETFs also advised by the Adviser. The Top 10 ETFs will be selected by the Adviser based on their current and anticipated total return potential, taking into account factors such as volatility, income generation, risk characteristics, and relative performance. Additional detail regarding these selection factors and the criteria used to determine eligibility is provided below. From time to time, the Fund may also invest directly in the securities and financial instruments in which a Top 10 ETF invests.

The Top 10 ETFs in which the Fund may invest have a primary investment objective of seeking current income. Each Top 10 ETF will have a secondary objective to seek one of the following, as applicable:

(i) long exposure or short (inverse) exposure to the share price of an Underlying Security(ies) issued by an Underlying Issuer(s), subject to a limit on potential investment gains;

(ii) long exposure or short exposure to the performance of an Underlying Index, subject to a limit on potential investment gains; or

(iii) capital appreciation.

Certain Top 10 ETFs seek to achieve their investment objectives through various options strategies – involving the purchase and/or sale of call or put option contracts - on an Underlying Security(ies) or Index. Others pursue their objectives through a combination of such options strategies and direct equity strategies involving investments in Underlying Security(ies) or ETFs that track an Underlying Index.

The Fund is designed to broaden access and simplify ownership for shareholders by providing diversified exposure, within a single fund, to YieldMax® ETF strategies that have demonstrated relatively strong performance compared to other YieldMax ETFs.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital, which does not necessarily reflect the Fund’s income or yield.

The YieldMax® ETFs are not structured to capture all potential gains associated with changes in the value of their Underlying Security(ies) or Index, and their performance will differ from that of the Underlying Security(ies) or Index. YieldMax® ETFs seeking long exposure are subject to losses if the value of the Underlying Security(ies) or Index decreases; Top 10 ETFs seeking short exposure are subject to losses if such values increase. The Fund’s investments in YieldMax® ETF are not investments in any Underlying Security(ies) or component companies of any Underlying Index, and shareholders (including the Fund) are not entitled to dividends issued by such companies. There is no guarantee that a YieldMax® ETF’s investment strategy will be properly implemented, and the Fund may lose some or all of its investment.

Strategies Pursued by Eligible YieldMax® ETFs

Synthetic Covered Calls (Long Exposure). Eligible YieldMax® ETFs employ varied options and/or equity strategies, which may include implementing a synthetic covered call strategy using exchange-traded options. Unlike a traditional covered call strategy, where an investor sells a call option on securities it owns, an eligible YieldMax™ ETF may write (sell) call options on its Underlying Security(ies) without directly owning them, generating income through short call positions.

Each eligible YieldMax™ ETF’s synthetic covered call strategy combines:

●	Synthetic long exposure to its Underlying Security(ies), allowing the ETF to participate in price movements; and
●	Call Strategies, including (i) covered calls, which cap upside beyond the strike price, and (ii) covered call spreads, which sell a call and buy a higher-strike call to reduce risk and allow for greater participation in potential price increases.

Synthetic Covered Puts (Short Exposure). Eligible YieldMax® ETFs may also implement a synthetic covered put strategy using exchange-traded options. Unlike a traditional covered put strategy, where an investor sells a put option on securities it has a short position in, an eligible YieldMax™ ETF may synthetically replicate a short position on its Underlying Security(ies) (i.e., seek inverse exposure to the Underlying Security(ies).

Each eligible YieldMax™ ETF’s synthetic covered put strategy combines:

●	Synthetic short exposure to its Underlying Security(ies), allowing the ETF to limit potential price decreases; and
●	Put Strategies, including (i) covered puts, which limit participation in potential price or value decreases, and (ii) covered put spreads, which sell a put and buy a lower-strike put to reduce downside risk of potential sharp price decreases.

These option-writing strategies shape each ETF’s income, upside, and downside characteristics through the premiums earned and exposures created.

Please see the prospectus section titled “Additional Information About the Fund” for information about options strategies used by YieldMax® ETFs and about options generally.

The Top 10 ETFs may supplement their options strategies with direct investments or swaps to gain exposure to specific Underlying Security(ies) or Indexes, consistent with each ETF’s investment objectives and market liquidity considerations. Such holdings may include foreign issuers, depositary receipts, or companies of any size across sectors, with many currently concentrated in technology. Exposure (long or short) to Underlying Security(ies) or Indexes, may also include exposure to one or more companies involved in (or reliant upon) the crypto asset industry or the value of crypto assets. Such exposure may also be to one or more particular ETFs or other U.S.-listed exchange traded products (“ETPs”), certain of which may hold crypto assets directly (known as “spot” ETPs) or seek exposure to crypto assets indirectly through swaps or other derivatives.

The Top 10 ETFs will also invest in short-term U.S. Treasuries and money market instruments, which are used for collateral for their derivatives transactions, and which also generate income.

Distributions From the Top 10 ETFs

The Fund will receive periodic distributions from its investments in the underlying Top 10 ETFs, typically weekly or monthly. These distributions are generated primarily from the Top 10 ETFs’ options strategies, as well as income from short-term U.S. Treasury securities and money market instruments. To the extent a Top 10 ETF directly invests in Underlying Security(ies), it may also receive dividend income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly distributions.

Tax Loss Harvesting

If a specific Top 10 ETF incurs substantial losses, the Fund may redeem or exit its investment in that ETF to seek to capitalize on tax loss harvesting. The Adviser will reinvest the proceeds into the same options or equity strategies on the same Underlying Security(ies) or Index employed by the redeemed ETF, while observing tax wash sale rules. This approach seeks to achieve returns similar to those generated by the redeemed ETF.

The Fund’s Portfolio Construction

In constructing the Fund’s portfolio, the Adviser evaluates YieldMax® ETFs according to the following eligibility and exclusion standards:

●	Eligible YieldMax® ETFs: To be eligible as a Top 10 ETF, a YieldMax® ETF must have commenced operations and made at least one distribution payment.

●	Excluded YieldMax® ETFs: The Fund’s portfolio will exclude YieldMax® ETFs that invest in an undefined group of operating companies or in other YieldMax ETFs structured as fund-of-funds.

Once eligible, the Adviser evaluates each YieldMax® ETF’s current and anticipated total return potential. In determining the Fund’s portfolio composition, the Adviser considers a variety of factors, including recent total return performance relative to the other YieldMax ETFs, market volatility (the degree of fluctuation in market prices), annual income generation (primarily from periodic, typically weekly or monthly, distributions of income), upside or downside capture (the extent to which a strategy participates in rising or falling asset values), and capital preservation (the potential to limit losses). The Adviser also evaluates (a) the implied and historical volatility of the respective Underlying Security(ies) for single-stock YieldMax® ETFs (with implied volatility reflecting the market’s expectations of future price variability and historical volatility measuring past price fluctuations) and (b) the weighted average of components’ implied and historical volatility for multi-stock YieldMax® ETFs. The Adviser also avoids simultaneously investing in more than one ETF that seek exposure to the same single Underlying Security or Index.

Once selected, the composition of the Fund’s portfolio of Top 10 ETFs is rebalanced and reconstituted periodically by the Adviser to reflect newly eligible Top 10 ETFs and to respond to current market conditions, performance trends, and volatility.

The distribution rate (typically weekly or monthly) used as factor in identifying eligible Fund investments based on annual income generation is not guaranteed and differs from “SEC yield,” which reflects income based on standardized calculations and may be significantly lower. The annual distribution rate applied to identify the Top 10 ETFs should not be interpreted as an indication of actual investment returns or of income yield. A portion of distributions made by Top 10 ETFs may be classified as a return of capital for financial or tax reporting purposes.

The Fund seeks to invest in the ten YieldMax® ETFs selected by the Adviser, excluding any ETF in a tax loss harvesting period. Weightings may deviate between reconstitutions. The Fund will typically be invested in ten YieldMax® ETFs but may hold more or fewer depending on certain factors, such as, number of eligible YieldMax ETFs, and portfolio turnover during reconstitutions.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Security(ies) or Underlying Index.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER(S) OR ANY PROVIDER OF AN UNDERLYING INDEX.